COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Successor
Operating
2014	$ 30,892
2015	26,567
2016	21,060
2017	15,215
2018	8,500
Thereafter	9,034
Total payments	111,268
Capital
2014	244
2015	11
2016	0
2017	0
2018	0
Thereafter	0
Total payments	255
Less: Amount representing interest	(14)
Present value of minimum lease payments	241
Less: Current portion	(231)	(521)
Long term portion	$ 10	$ 226